PROPERTY, EQUIPMENT AND SOFTWARE (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Building CNY	Dec. 31, 2013 Building CNY	Dec. 31, 2014 Computer equipment CNY	Dec. 31, 2013 Computer equipment CNY	Dec. 31, 2014 Website-related equipment CNY	Dec. 31, 2013 Website-related equipment CNY	Dec. 31, 2014 Furniture and fixtures CNY	Dec. 31, 2013 Furniture and fixtures CNY	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2014 Construction in progress CNY	Dec. 31, 2013 Construction in progress CNY
Property, equipment and software
Original value					1,928,090,705	1,050,102,815	350,022,706	256,542,169	246,791,832	135,116,574	86,013,103	60,468,480	76,484,726	52,640,160	51,638,809	44,835,912	3,014,154,910	199,363,516
Less: accumulated depreciation and amortization		(532,570,330)	(386,125,933)
Total net book value	841,412,252	5,220,626,461	1,412,943,693
Depreciation	$ 28,009,376	173,786,973	110,494,928	88,462,807